Investment properties (Tables)	12 Months Ended
Dec. 31, 2018
Investment properties
Reconciliation of the carrying amount of investment properties

	2018 £m	2017 £m
At 1 January	16,497	14,646
Additions:
Resulting from property acquisitions	1,326	2,009
Resulting from expenditure capitalised	183	39
Disposals	(178)	(591)
Net gain from fair value adjustments	149	415
Net foreign exchange differences	(52)	(21)
At 31 December	17,925	16,497

Schedule of minimum future rentals receivable on non-cancellable operating leases of freehold investment properties

	2018 £m	2017 £m
Less than 1 year	314	322
1 to 5 years	1,077	1,073
Over 5 years	2,242	2,286
Total	3,633	3,681